UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE

SERIES FUNDS INC

SALOMON BROTHERS VARIABLE

STRATEGIC BOND FUND

FORM N-Q

MARCH 31, 2005

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS - 5.9%
	U.S. Treasury Bonds & Notes:
1,400,000	3.625% due 1/15/10 (a)	$1,366,915
2,985,000	4.000% due 2/15/14 (a)	2,881,576
670,000	4.250% due 11/15/14 (a)	656,365
10,000	6.125% due 11/15/27 (a)	11,691
35,000	5.500% due 8/15/28 (a)	38,032
250,000	5.250% due 2/15/29	263,330
500,000	6.125% due 8/15/29 (a)	589,083
225,000	5.375% due 2/15/31 (a)	245,294

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $5,884,375)	6,052,286

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 34.4%
5,600,000	Federal Home Loan Mortgage Corp. (FHLMC), Gold, 5.000%, 30 years (b)(c)	5,479,253
	Federal National Mortgage Association (FNMA):
3,000,000	4.000%, 15 years (b)(c)	2,872,500
2,600,000	4.500%, 30 years (b)(c)	2,467,561
6,000,000	5.000%, 30 years (b)(c)	5,862,654
3,000,000	5.500%, 30 years (b)(c)	3,004,686
6,675,000	6.000%, 30 years (b)(c)	6,823,105
8,500,000	6.500%, 30 years (b)(c)	8,821,402
14,856	8.000% due 7/1/30	15,998
1,400	7.500% due 8/1/30	1,499
21,053	7.500% due 9/1/30	22,536
3,889	8.000% due 9/1/30	4,188
25,723	7.500% due 11/1/30	27,534
3,075	8.000% due 1/1/31	3,141
22,858	7.500% due 2/1/31	13,741

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost - $35,586,432)	35,419,798

ASSET-BACKED SECURITIES - 4.2%
210,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class-M5, 4.050% due 11/25/34 (d)	214,201
450,000	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 4.050% due 8/25/32 (d)(e)	454,576
500,000	Bayview Financial Acquisition Trust, Series 2001-CA, Class-M3, 4.100% due 8/25/36 (d)(f)	499,062
	Bear Stearns Asset-Backed Securities NIM (f):
54,871	Series 2003-HE1N, Class A1, 6.500% due 8/25/05	54,968
100,815	Series 2004-FR1N, Class A1, 5.000% due 5/25/34	100,242
141,916	Series 2004-HE6N, Class A1, 5.2500% due 8/25/34	141,346
	Countrywide Asset-Backed Certificates:
290,000	Series 2004-5, Class M4, 4.100% due 6/25/34 (d)	295,097
143,867	Series 2004-5N, Class N1, 5.500% due 10/25/35 (f)	143,488
138,257	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 4.070% due 9/25/31 (d)	138,559
227,531	First Consumers Master Trust, Class A, Series 2001-A, 3.264% due 9/15/08 (d)	225,967
222,373	Green Tree Financial, Series 1997-6, Class A8, 7.070% due 1/15/29	231,947
315,457	Merrill Lynch Mortgage Investors, Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (f)	315,457
360,000	Metris Master Trust, Class B, Series 2001-2, 3.930% due 11/20/09 (d)	361,267
65,326	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	69,083
	Novastar Home Equity Loan (d):
100,000	Series 2003-4, Class M2, 4.475% due 2/25/34	103,118
220,000	Series 2004-1, Class M4, 3.825% due 6/25/34	220,852
250,000	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 3.950% due 4/25/32 (d)	251,655
	Sail Net Interest Margin Notes (f):
8,126	Series 2003-3, Class A, 7.750% due 4/27/33	8,144
132,141	Series 2004-4A, Class A, 5.000% due 4/27/34	132,383
193,738	Series 2004-BN2A, Class A, 5.000% due 12/27/34	193,816
125,705	Series 2004-11A, Class A2, 4.750% due 1/27/35	125,751
74,984	Series 2004-11A, Class B, 7.500% due 1/27/35	72,008

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,257,360)	4,352,987

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
125,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	$144,256
	Commercial Mortgage Pass-Through Certificates:
408,385	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (f)	419,166
185,172	Series 2003-FL9, Class E, 3.810% due 11/15/15 (d)(f)	186,357
6,474,027	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.536% due 5/17/32 (d)(g)	186,938
500,000	Merit Securities Corp., Series 11PA, Class B2, 4.350% due 9/28/32 (d)(f)	494,966

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,384,193)	1,431,683

CORPORATE BONDS AND NOTES - 25.6%
Basic Industries - 2.9%
50,000	Abitibi-Consolidated Inc., 8.550% due 8/1/10 (a)	51,000
50,000	AK Steel Corp., 7.875% due 2/15/09 (a)	49,250
75,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13 (a)	68,062
50,000	Applied Extrusion Technologies Inc., Sr. Notes, 10.750% due 7/1/11 (a)(h)	27,812
49,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (f)	56,105
100,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	113,250
125,000	Bowater Inc., Notes, 6.500% due 6/15/13 (a)	119,687
	Buckeye Technologies Inc., Sr. Sub. Notes:
40,000	9.250% due 9/15/08	40,000
50,000	8.000% due 10/15/10	49,750
60,000	Compass Minerals Group Inc., Sr. Sub. Notes, 10.000% due 8/15/11	65,550
325,000	Domtar, Inc., Notes, 5.375% due 12/1/13	306,782
75,000	FMC Corp., Secured Notes, 10.250% due 11/1/09	84,000
100,000	Huntsman Advanced Materials LLC, Sr. Secured Notes, 11.000% due 7/15/10 (f)	115,250
	Huntsman International LLC:
100,000	Sr. Notes, 9.875% due 3/1/09	108,500
20,000	Sr. Sub. Notes, 10.125% due 7/1/09 (a)	20,900
75,000	Imco Recycling Inc., Secured Notes, 10.375% due 10/15/10	83,625
100,000	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	108,750
49,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	57,575
125,000	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	144,375
75,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	87,000
135,000	Millennium America, Inc., Sr. Notes, 9.250% due 6/15/08 (a)	145,462
100,000	Mueller Holdings Inc., (zero coupon until 4/15/09, 14.750% thereafter), due 4/15/14	69,500
100,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14	102,000
75,000	Novelis Inc., Sr. Notes, 7.250% due 2/15/15 (f)	73,875
75,000	OM Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11	77,625
50,000	Owens-Brockway Glass Container Inc., Sr. Secured Notes, 7.750% due 5/15/11	52,625
125,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	139,375
50,000	Pliant Corp., 2nd Priority Lien Sr. Secured Notes, 11.125% due 9/1/09	50,250
150,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (a)	111,750
	Rhodia S.A. (a):
50,000	Sr. Notes, 7.625% due 6/1/10	49,500
75,000	Sr. Sub. Notes, 8.875% due 6/1/11	73,313
	Smurfit-Stone Container Corp.:
50,000	9.750% due 2/1/11	53,750
125,000	8.375% due 7/1/12	129,688
50,000	Tekni-Plex, Inc., Sr. Secured Notes, 8.750% due 11/15/13 (a)(f)	47,625
65,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	71,419

		3,004,980

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
Consumer Cyclicals - 1.3%
50,000	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (f)	$51,750
100,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (d)	71,500
25,000	Corrections Corporation of America, Sr. Notes, 6.250% due 3/15/13 (f)	24,125
100,000	CSK Auto Inc., Sr. Sub. Notes, 7.000% due 1/15/14	94,875
75,000	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (f)	71,438
12,000	HMH Properties Inc., 7.875% due 8/1/08	12,300
	Host Marriott, L.P., Sr. Notes:
75,000	6.375% due 3/15/15 (f)	72,000
50,000	Series I, 9.500% due 1/15/07	53,000
50,000	Interface Inc., 7.300% due 4/1/08	49,000
100,000	John Q. Hammons Hotels L.P., 1st Mortgage, Sr. Notes, Series B, 8.875% due 5/15/12	107,750
	Levi Strauss & Co., Sr. Notes:
25,000	7.730% due 4/1/12 (d)(f)	24,688
25,000	12.250% due 12/15/12	27,375
50,000	9.750% due 1/15/15 (f)	49,375
300,000	Limited Brands, Debentures, 6.950% due 3/1/33	309,581
	MeriStar Hospitality Operating Partnership, L.P./MeriStar Hospitalily Finance Corp. II:
25,000	9.125% due 1/15/11	26,250
50,000	Sr. Notes, 10.500% due 6/15/09	53,750
75,000	PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	84,375
75,000	Sbarro, Inc., Sr. Sub. Notes, 11.000% due 9/15/09 (a)	72,750
	Six Flags, Inc., Sr. Notes:
50,000	9.750% due 4/15/13 (a)	46,875
25,000	9.625% due 6/1/14	23,188

		1,325,945

Consumer Non-Cyclicals - 4.3%
100,000	aaiPharma Inc., Sr. Sub. Notes, 11.500% due 4/1/10 (a)(d)(h)	49,500
69,886	Ahold Lease U.S.A., Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20 (d)	75,171
50,000	Allied Security Escrow Corp., 11.375% due 7/15/11	51,500
50,000	AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	50,000
44,000	Applica, Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (a)	44,660
25,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08 (a)	21,062
	Caesars Entertainment Inc.:
50,000	Sr. Notes, 7.000% due 4/15/13	53,875
25,000	Sr. Sub. Notes, 8.125% due 5/15/11	27,813
100,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 (f)	107,500
50,000	Community Health Systems, Sr. Sub. Notes, 6.500% due 12/15/12 (f)	49,000
275,000	DaimlerChrysler N.A. Holdings Corp., 4.050% due 6/4/08	267,259
25,000	Davita Inc., Sr. Sub. Notes, 7.250% due 3/15/15 (f)	24,625
50,000	Del Laboratories Inc., Sr. Sub. Notes, 8.000% due 2/1/12 (f)	48,250
	Doane Pet Care Co.:
50,000	Sr. Notes, 10.750% due 3/1/10	53,250
75,000	Sr. Sub. Notes, 9.750% due 5/15/07	73,875
75,000	Dole Foods Co., Sr. Notes, 8.875% due 3/15/11	81,000
75,000	Extendicare Health Services Inc., Sr. Sub. Notes, 9.500% due 7/1/10	82,406
25,000	HCA Inc., Notes, 6.375% due 1/15/15	24,941
75,000	Herbst Gaming Inc., Sr. Sub. Notes, 8.125% due 6/1/12	78,375
105,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (a)	87,150
275,000	Humana Inc., Sr. Notes, 6.300% due 8/1/18 (e)	286,442
50,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	52,375
50,000	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12 (a)	35,250
65,000	Jafra Cosmetics International, Inc., Sr. Sub. Notes, 10.750% due 5/15/11	75,075
50,000	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	53,875
440,000	Kraft Foods, Inc., Notes, 5.625% due 11/1/11 (e)	457,172
50,000	Las Vegas Sands Corp., Sr. Notes, 6.375% due 2/15/15 (f)	47,688
50,000	Medical Device Manufacturing Inc., 10.000% due 7/15/12	53,750

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
Consumer Non-Cyclicals - 4.3% (continued)
150,000	MGM Mirage, Sr. Notes, 6.750% due 9/1/12	$151,875
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
25,000	7.125% due 8/15/14	25,188
50,000	6.875% due 2/15/15 (f)	49,750
75,000	National Mentor Inc., Sr. Sub. Notes, 9.625% due 12/1/12 (f)	78,563
14,722	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	10,968
25,000	Penn National Gaming Inc., Sr. Sub. Notes, 6.750% due 3/1/15 (f)	24,750
75,000	Pinnacle Entertainment, Sr. Sub. Notes, 8.250% due 3/15/12	75,375
75,000	Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.250% due 12/1/13	64,500
25,000	Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08	26,750
275,000	Safeway, Inc., Debentures, 7.250% due 2/1/31	300,062
50,000	Scientific Games Corp., Sr. Sub. Notes, 6.250% due 12/15/12 (f)	50,000
50,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% 6/15/14	52,375
125,000	Simmons Co., Sr. Discount Notes, (zero coupon until 12/1/09, 10.000% thereafter), due 12/15/14 (d)(f)	78,750
125,000	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	134,688
81,000	Tempur-Pedic Inc. & Tempur Production USA Inc., Sr. Sub. Notes, 10.250% due 8/15/10	91,328
	Tenet Healthcare Corp.:
125,000	Notes, 7.375% due 2/1/13 (a)	118,438
25,000	Sr. Notes, 6.875% due 11/15/31	20,125
125,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (f)	130,469
50,000	Vanguard Health Holding Inc., Sr. Discount Notes, (zero coupon until 10/1/15, 11.250% thereafter, due 10/1/15 (d)	33,625
75,000	Vicar Operating, Inc., Sr. Sub. Notes, 9.875% due 12/1/09	81,563
75,000	VWR International Inc, 8.000% due 4/15/14	76,313
295,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	318,780

		4,407,074

Energy - 2.5%
200,000	Devon Financing Corp. ULC, 6.875% due 9/30/11	220,496
300,000	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	296,589
	Dynegy Holdings Inc.:
25,000	Debentures, 7.125% due 5/15/18	19,750
175,000	Secured Notes, 9.875% due 7/15/10 (f)	188,344
	El Paso Corp., Medium-Term Notes:
225,000	7.375% due 12/15/12	218,812
25,000	7.750% due 1/15/32 (a)	23,688
	Forest Oil Corp., Sr. Notes:
50,000	8.000% due 12/15/11	55,250
50,000	7.750% due 5/1/14 (a)	53,250
100,000	Hanover Compressor Co., Sub. Notes, zero coupon (yield to maturity at issue, 11.000%), due 3/31/07 (d)	88,500
81,000	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	91,125
325,000	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	329,608
300,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	307,612
100,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	104,750
275,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	268,465
75,000	Vintage Petroleum, Inc., Sr. Sub. Notes, 7.875% due 5/15/11 (a)	79,875
	The Williams Cos. Inc., Notes:
75,000	7.625% due 7/15/19	81,563
25,000	7.875% due 9/1/21	27,375
125,000	8.750% due 3/15/32	149,063

		2,604,115

Financial - 4.9%
575,000	Bank of America Corp., Sub. Notes, 7.400% due 1/15/11 (e)	648,994
25,000	Borden US Finance Corp./Nova Scotia Finance ULC, 9.000% due 7/15/14 (f)	27,125
325,000	Capital One Financial Corp., Notes, 4.875% due 5/15/08	327,571
350,000	CIT Group Inc., Sr. Notes, 7.750% due 4/2/12	405,391
500,000	Countrywide Home Loans Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11 (e)	474,003
125,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	127,394
425,000	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	385,041

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT †	SECURITY	VALUE
Financial - 4.9% (continued)
225,000	Household Finance Corp., Notes, 6.375% due 11/27/12 (e)	$243,647
300,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (d)	285,167
300,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	295,228
325,000	iStar Financial Inc., Sr. Notes, 5.150% due 3/1/12	314,857
340,000	JPMorgan Chase & Co., Sub. Notes, 6.625% due 3/15/12 (a)	372,244
290,000	MBNA Corp., Notes, 4.625% due 9/15/08	288,920
350,000	Morgan Stanley, Notes, 6.600% due 4/1/12	382,590
350,000	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (f)	450,399

		5,028,571

Housing Related - 0.4%
100,000	Associated Materials Inc., Sr. Discount Notes, (zero coupon until 3/1/09, 11.250% thereafter), due 3/1/14 (d)	70,000
275,000	Boston Properties Inc., Sr. Notes, 6.250% due 1/15/13	294,609
50,000	Nortek, Inc., Sr. Sub. Notes, 8.500% due 9/1/14	48,500

		413,109

Manufacturing - 1.0%
75,000	Alliant Techsystems, Inc., Sr. Sub. Notes, 8.500% due 5/15/11	79,875
175,000	Dana Corp., Notes, 7.000% due 3/1/29	154,556
50,000	DRS Technologies Inc., Sr. Sub. Notes, 6.875% due 11/1/13 (f)	50,250
75,000	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	81,937
175,000	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12	186,812
50,000	Moog Inc., Sr. Sub. Notes, 6.250% due 1/15/15	49,250
150,000	Resolution Performance Products LLC, Sr. Notes, 9.500% due 4/15/10 (a)	160,500
50,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	53,750
100,000	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11 (a)	109,250
112,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	120,960

		1,047,140

Media - 2.2%
	Cablevision Systems Corp., Sr. Notes:
150,000	6.669% due 4/1/09 (d)(f)	159,750
75,000	8.000% due 4/15/12 (f)	77,438
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
100,000	11.750% due 1/15/10 (a)(d)	86,250
275,000	9.920% due 4/1/11 (a)(d)	212,437
75,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11 (a)(d)	52,125
50,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 (a)(d)	31,500
75,000	Sr. Notes, 10.250% due 1/15/10	60,562
225,000	Comcast Cable Communications Holdings Inc, 8.375% due 3/15/13	267,753
	Dex Media West LLC/ Dex Media Finance CO:
50,000	Sr. Notes, Series B, 8.500% due 8/15/10	53,625
48,000	Sr. Sub. Notes, Series B, 9.875% due 8/15/13	53,760
125,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	135,937
85,000	Insight Midwest L.P., Sr. Notes, 10.500% due 11/1/10	91,375
50,000	Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08 (a)	39,625
100,000	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	109,500
75,000	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13 (a)	80,625
60,000	NextMedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11	65,775
25,000	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14	26,500
100,000	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (f)	115,750
75,000	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	80,625
50,000	Rainbow National Services LLC, Sr. Sub. Debentures, 10.375% due 9/1/14 (f)	56,125
250,000	Time Warner Inc., 7.625% due 4/15/31	294,597
75,000	US Unwired Inc., Series B, 10.000% due 6/15/12	83,438
75,000	Vertis Inc., Sr. Secured Notes, Series B, 9.750% due 4/1/09	78,750

		2,313,822

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
Services and Other - 0.8%
	Allied Waste North America, Inc., Sr. Notes, Series B:
100,000	8.875% due 4/1/08	$103,000
125,000	9.250% due 9/1/12	134,375
75,000	Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12	83,625
	Cenveo Corp.:
100,000	9.625% due 3/15/12	107,000
25,000	Sr. Sub. Notes, 7.875% due 12/1/13 (a)	22,437
	Iron Mountain Inc.:
75,000	7.750% due 1/15/15	74,437
75,000	6.625% due 1/1/16	68,812
125,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	103,125
112,000	SITEL Corp., 9.250% due 3/15/06	112,560

		809,371

Technology - 0.4%
	Amkor Technologies Inc. (a):
25,000	Sr. Notes, 9.250% due 2/15/08	24,000
75,000	Sr. Sub. Notes, 10.500% due 5/1/09	67,500
225,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	195,187
75,000	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09	80,063

		366,750

Telecommunications - 2.6%
	Alamosa (Delaware) Inc.:
6,000	11.000% due 7/31/10	6,854
67,000	Sr. Discount Notes, (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09 (d)	73,198
	American Tower Corp., Sr. Notes (a):
39,000	9.375% due 2/1/09	41,145
25,000	7.500% due 5/1/12	25,500
235,000	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31	310,970
125,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14	128,750
	Crown Castle International Corp., Sr. Notes:
35,000	9.375% due 8/1/11	38,237
50,000	10.750% due 8/1/11	53,625
50,000	Series B, 7.500% due 12/1/13	55,125
75,000	Houghton Mifflin Co., (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (a)(d)	52,500
25,000	Intelsat Bermuda Ltd., Sr. Notes, 7.805% due 1/15/12 (d)(f)	25,500
10,000	MCI Inc., Sr. Notes, 8.735% due 5/1/14	11,025
205,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	217,556
	Qwest Services Corp., Notes (f):
100,000	14.000% due 12/15/10	116,250
150,000	14.500% due 12/15/14	181,875
	SBA Communications Corp.:
75,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11 (d)	65,063
25,000	Sr. Notes, 8.500% due 12/1/12 (f)	26,000
50,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	52,375
275,000	Sprint Capital Corp., 8.375% due 3/15/12	321,826
275,000	Telecom Italia Capital S.A., 4.000% due 1/15/10 (f)	263,187
50,000	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11	55,375
25,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	28,625
460,000	Verizon Florida Inc., Debentures, 6.125% due 1/15/23 (e)	478,804
50,000	Zeus Special Subsidiary Ltd., Sr. Discount Notes, (zero coupon until 2/1/10, 9.250% thereafter), due 2/1/15 (d)(f)	31,875

		2,661,240

Transportation - 0.3%
31,151	Continental Airlines, Inc., Pass-Through Certificates, Series 981C, 6.541% due 9/15/08	28,630
275,000	Union Pacific Corp., Notes, 3.625% due 6/1/10	259,519

		288,149

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†		SECURITY	VALUE
Utilities - 2.0%
		The AES Corp., Sr. Notes:
100,000		9.375% due 9/15/10	$110,750
25,000		7.750% due 3/1/14	25,937
124,000		Allegheny Energy Supply Statutory Trust 2001, Secured Notes, Series A, 10.250% due 11/15/07 (f)	137,640
300,000		Appalachian Power Co., 5.950% due 5/15/33	303,635
		Calpine Corp.:
150,000		2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (a)(f)	118,500
50,000		Sr. Notes, 7.875% due 4/1/08	36,500
50,000		Calpine Generating Co. LLC, Secured Notes, 11.169% due 4/1/11 (d)	48,000
150,000		Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11 (a)	174,000
300,000		Entergy Gulf States Inc., 1st Mortgage, 6.200% due 7/1/33	299,962
150,000		Mirant Americas Generation LLC, Sr. Notes, 9.125% due 5/1/31 (h)	163,875
137,000		NRG Energy, Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (f)	145,562
		Reliant Energy Inc., Secured Notes:
25,000		9.250% due 7/15/10	26,875
125,000		9.500% due 7/15/13	136,563
375,000		United Utilities PLC, Sr. Notes, 4.550% due 6/19/18	336,266

			2,064,065

		TOTAL CORPORATE BONDS AND NOTES (Cost - $25,732,848)	26,334,331

SOVEREIGN BONDS - 21.4%
Argentina - 0.4%
700,000		Republic of Argentina, Par Bond, Series L-GP, 6.000% due 3/31/23 (h)‡	409,500

Brazil - 3.1%
		Federative Republic of Brazil:
225,000		10.125% due 5/15/27	236,812
345,000		12.250% due 3/6/30 (e)	419,175
200,000		11.000% due 8/17/40	222,650
874,592		C Bond, 8.000% due 4/15/14 (e)	867,486
125,000		Collective Action Security, 10.500% due 7/14/14	138,094
1,367,658		DCB, Series L, 2.125% due 4/15/12 (e)	1,285,598

			3,169,815

Bulgaria - 0.1%
50,000		Republic of Bulgaria, 8.250% due 1/15/15 (f)	61,125

Colombia - 0.5%
		Republic of Colombia:
175,000		10.000% due 1/23/12	191,625
125,000		8.125% due 5/21/24	115,625
50,000		8.375% due 2/15/27	46,250
175,000		10.375% due 1/28/33 (e)	186,375

			539,875

Ecuador - 0.3%
300,000		Republic of Ecuador, 12.000% due 11/15/12 (f)	302,250

Finland - 0.7%
500,000	EUR	Government of Finland, 5.750% due 2/23/11 (e)	736,481

France - 1.6%
1,260,000	EUR	French Treasury Note, 3.500% due 7/12/09 (e)	1,669,755

Germany - 6.2%
		Bundesobligation (e):
1,900,000	EUR	4.250% due 2/15/08	2,566,218
850,000	EUR	5.000% due 1/4/12	1,215,804
1,800,000	EUR	Deutsche Bundesrepublik, 5.250% due 1/4/11 (e)	2,590,336

			6,372,358

Italy - 0.5%
500,000		Region of Lombardy, 5.804% due 10/25/32 (e)	532,431

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
Mexico - 2.3%
	United Mexican States:
1,000,000	6.625% due 3/3/15 (e)	$1,041,250
	Medium-Term Notes:
225,000	6.375% due 1/16/13	233,269
	Series A:
800,000	5.875% due 1/15/14 (e)	796,000
125,000	8.000% due 9/24/22	142,500
150,000	7.500% due 4/8/33	159,675

		2,372,694

Panama - 0.3%
	Republic of Panama:
135,000	9.625% due 2/8/11	153,900
130,000	9.375% due 1/16/23	146,900
52,776	IRB, 3.75% due 7/17/14	50,929

		351,729

Peru - 0.5%
	Republic of Peru:
250,000	9.125% due 2/21/12	283,437
100,000	9.875% due 2/6/15	116,250
127,500	PDI, 5.000% due 3/7/17 (d)	119,212

		518,899

The Philippines - 0.8%
	Republic of the Philippines:
350,000	8.375% due 3/12/09	370,562
50,000	8.875% due 3/17/15	50,625
225,000	9.875% due 1/15/19	236,250
175,000	10.625% due 3/16/25	188,781

		846,218

Russia - 2.1%
	Russian Federation (e)(f):
425,000	11.000% due 7/24/18	588,625
1,525,375	5.000% (until 3/31/07, 7.500% thereafter), due 3/31/30 (d)	1,567,780

		2,156,405

South Africa - 0.2%
150,000	Republic of South Africa, 6.500% due 6/2/14	158,063

Supranational - 0.5%
440,000	Corporacion Andina de Fomento, 6.875% due 3/15/12 (a)	484,743

Turkey - 0.6%
	Republic of Turkey:
195,000	11.500% due 1/23/12	238,388
105,000	11.000% due 1/14/13	127,575
175,000	11.875% due 1/15/30	234,938

		600,901

Ukraine - 0.2%
	Republic of Ukraine (f):
100,000	6.875% due 3/4/11	103,000
100,000	7.650% due 6/11/13	107,500

		210,500

Venezuela - 0.5%
	Republic of Venezuela:
225,000	8.500% due 10/8/14	223,875
100,000	9.250% due 9/15/27	99,500
200,000	Collective Action Security, 10.750% due 9/19/13	224,000

		547,375

	TOTAL SOVEREIGN BONDS (Cost - $20,458,495)	22,041,117

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK (i) - 0.5%
1,014	Axiohm Transactions Solutions Inc. (j)	$0
2,754	NTL Inc.	175,347
1,982	SpectraSite, Inc. (a)	114,896
3,907	Telewest Global, Inc.	69,505
11,359	UnitedGlobalCom Inc., Class A	107,456

	TOTAL COMMON STOCK (Cost - $338,438)	467,204

ESCROW SHARES (j)(i) - 0.0%
125,000	Breed Technologies, Inc. (h)	0
26,481	Vlasic Foods International Inc.	959

	TOTAL ESCROW SHARES (Cost - $0)	959

PREFERRED STOCK - 0.1%
130	Alamosa Holdings, Inc., Series B, 7.500% Cumulative Convertible (Cost - $37,250)	112,873

WARRANTS/ RIGHTS
WARRANTS AND RIGHTS (i) - 0.0%
40	American Tower Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each warrant exercisable for 14.0953 shares of common stock.) (f)	8,980
114,845	ContiFinancial Corp., Liquidating Trust, Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.)	143
	United Mexican States, Value Recovery Rights:
250,000	Series C, expiring 6/30/05	1,625
250,000	Series D, expiring 6/30/06	6,475
250,000	Series E, expiring 6/30/07	5,937
1,250	Republic of Venezuela, PAR Rights, expiring 4/15/20	26,250

	TOTAL WARRANTS AND RIGHTS (Cost - $2,219)	49,410

	SUB-TOTAL INVESTMENTS (Cost - $93,681,610)	96,262,648

FACE AMOUNT
SHORT-TERM INVESTMENTS - 49.8%
COMMERCIAL PAPER - 23.1%
$1,572,000	Beethoven Funding Corp., yield 2.760% due 4/13/05	1,570,554
712,000	Cancara Asset Securities Ltd., yield 2.740% due 4/13/05	711,350
1,375,000	DaimlerChrysler N.A. Holdings Corp., yield 2.910% due 4/13/05	1,373,666
1,375,000	Four Winds Funding Corp., yield 2.830% due 4/13/05	1,373,703
1,506,000	Liberty Street Funding Corp., yield 2.720% due 4/13/05	1,504,748
2,772,000	Market Street Funding Corp., yield 2.750% due 4/13/05	2,769,459
2,775,000	Mica Funding LLC, yield 2.750% due 4/12/05	2,772,668
2,775,000	Paradigm Funding LLC, yield 2.730% due 4/13/05	2,772,475
2,750,000	Sheffield Receivables Corp., 2.720% due 4/13/05	2,747,507
2,145,000	St. German Holdings Co., 2.740% due 4/13/05	2,143,041
1,300,000	Surrey Funding Corp., yield 2.720% due 4/12/05	1,298,920
2,750,000	Victory Receivables Corp., yield 2.740% due 4/13/05	2,747,488

	TOTAL COMMERCIAL PAPER (Cost - $23,785,579)	23,785,579

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS (e) - 17.5%
$1,961,000	Interest in $172,694,000 joint tri-party repurchase agreement dated 3/31/05 with Deutsche Bank, 2.830% due 4/1/05; Proceeds at maturity - $1,961,154; (Fully collateralized by various U.S. Government Agency Obligations, 3.190% to 10.920% due 10/15/17 to 3/25/35; Market value - $2,000,220)	$1,961,000
4,000,000	Interest in $617,607,000 joint tri-party repurchase agreement dated 3/31/05 with Goldman Sachs & Co., 2.850% due 4/1/05; Proceeds at maturity - $4,000,317; (Fully collateralized by various U.S. Government Treasury Obligations, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value - $4,080,002)	4,000,000
4,000,000	Interest in $546,328,000 joint tri-party repurchase agreement dated 3/31/05 with Merrill Lynch & Co., Inc., 2.850% due 4/1/05; Proceeds at maturity - $4,000,317; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 5.980% due 7/7/05 to 1/27/25; Market value - $4,080,002)	4,000,000
4,000,000	Interest in $441,237,000 joint tri-party repurchase agreement dated 3/31/05 with Morgan Stanley, 2.850% due 4/1/05; Proceeds at maturity - $4,000,317; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% due 4/13/05 to 2/24/06; Market value - $4,080,032)	4,000,000
4,000,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Securities LLC, 2.850% due 4/1/05; Proceeds at maturity - $4,000,316; (Fully collateralized by International Bank for Reconstruction & Development Notes and Bonds and various U.S. Government Agency Obligations, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $4,080,000)	4,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $17,961,000)	17,961,000

SHARES
SECURITIES PURCHASED WITH LOANED SECURITIES COLLATERAL - 9.2%
9,500,972	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $9,500,972)	9,500,972

	TOTAL SHORT-TERM INVESTMENTS (Cost - $51,247,551)	51,247,551

	TOTAL INVESTMENTS - 143.3% (Cost - $144,929,161*)	147,510,199
	Liabilities in Excess of Other Assets - (43.3)%	(44,569,406)

	TOTAL NET ASSETS - 100.0%	$102,940,793

†	Face amount denominated in U.S. dollars unless otherwise indicated.

(a)	All or a portion of this security is on loan.

(b)	Security acquired under mortgage dollar roll agreement.

(c)	Security is traded on a to-be-announced (“TBA”) basis.

(d)	Rate shown reflects rate in effect at March 31, 2005 on instrument with variable rate or step coupon rates.

(e)	Securities with an aggregate market value of $60,885,531 are segregated and/or held as collateral for TBA’s, open forward foreign currency contracts and/or open futures contracts.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Interest only security.

(h)	Security is currently in default.

(i)	Non-income producing security.

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

‡	All Argentina bonds have been tendered as of February 25, 2005 under a plan of reoganization of Argentina.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

C Bond	— Capitilization Bond
DCB	— Debt Conversion Bond
EUR	— Euro
IRB	— Industrial Revenue Bond
NIM	— Net Interest Margin
PDI	— Past Due Interest
TBA	— To Be Announced

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Strategic Bond Fund (“Fund”) a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sale price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sale price. Securities traded in over-the counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedule of Investments (unaudited) (continued)

(d) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(e) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known, for example the face amount and maturity date in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

Notes to Schedule of Investments (unaudited) (continued)

(h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,716,988
Gross unrealized depreciation	(1,135,950)

Net unrealized appreciation	$2,581,038

At March 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 10 Year Notes	7	6/05	$769,530	$764,859	$(4,671)
U.S. Treasury 20 Year Bonds	34	6/05	3,784,555	3,786,750	2,195

					(2,476)

Contracts to Sell:
U.S. Treasury 2 Year Notes	27	6/05	$5,598,184	$5,586,047	12,137
U.S. Treasury 5 Year Notes	158	6/05	16,960,616	16,920,813	39,803

					51,940

Net Unrealized Gain on Open Futures Contracts					$49,464

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2005, the Fund had the following open forward foreign currency contracts:

	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Euro	7,008,222	$9,100,042	5/24/05	$(233,468)
To Sell:
Euro	13,900,923	18,050,082	5/24/05	228,929

Net Unrealized Loss on Open Foreign Currency Contracts				$(4,539)

The average monthly balance of dollar rolls outstanding during the quarter ended March 31, 2005 was $35,278,866. At March 31, 2005 the Fund had outstanding mortgage dollar rolls with a total cost of $35,501,938. There were no dollar rolls outstanding in excess of 10% of net assets at March 31, 2005.

At March 31, 2005, the Fund loaned securities having a market value of $9,346,680. The Fund received cash collateral amounting to $9,500,972, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/S/ FRANCES GUGGINO
Frances Guggino
Chief Financial Officer

Date	May 27, 2005